RELATED PARTY TRANSACTIONS (Details) $ in Thousands		1 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 07, 2019 USD ($) item	Aug. 31, 2020	Nov. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Oct. 23, 2020 USD ($)	May 28, 2020 USD ($)	Feb. 01, 2020
Related Party Transaction [Line Items]
Purchase of property, plant and equipment			$ 20,000
Amortization						$ 11,111
GM
Related Party Transaction [Line Items]
Related party expense					$ 2,600	$ 2,100
Purchase of property, plant and equipment				$ 1,200
Due to related parties								$ 5,900
Agreement Term		3 years
Agreement Term Qualifier Period		10 months
Percentage of market price		75.00%
GM | Convertible Note
Related Party Transaction [Line Items]
Amount outstanding								5,000
Maximum borrowing capacity									$ 10,000
GM | Note Payable to GM
Related Party Transaction [Line Items]
Principal amount	$ 20,000
Interest rate stated percentage						7.00%				5.00%
Amount outstanding								$ 20,800
Transaction with Workhorse Group Inc
Related Party Transaction [Line Items]
Percentage ownership conveyed in connection with license agreement	10.00%
Royalty percentage	1.00%
Prepaid Royalties							$ 4,750
Number of vehicles subject to royalty | item	200,000